Document and Entity Information Document	Feb. 07, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 07, 2024
Entity Registrant Name	FIRST INDUSTRIAL REALTY TRUST, INC.
Entity Central Index Key	0000921825
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13102
Entity Tax Identification Number	36-3935116
Entity Address, Address Line One	One North Wacker Drive, Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	344-4300
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	FR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
First Industrial, L.P.
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 07, 2024
Entity Registrant Name	FIRST INDUSTRIAL, L.P.
Entity Central Index Key	0001033128
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	333-21873
Entity Tax Identification Number	36-3924586
Entity Address, Address Line One	One North Wacker Drive, Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	344-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false